CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 93,673,000	¥ 606,796,000	¥ 375,879,000
Restricted Cash			68,191,000
Accounts receivable (net of allowance for doubtful accounts of RMB58,871 and RMB54,638(US$8,435) as of December 31, 2014 and 2015, respectively)	37,579,000	243,431,000	319,494,000
Prepaid expenses and other current assets	4,873,000	31,560,000	55,374,000
Short term investment	4,040,000	26,169,000	25,219,000
Deferred tax assets	2,767,000	17,923,000	20,658,000
Amount due from a subsidiary held for sale	67,000	435,000
Assets held for sale	163,720,000	1,060,543,000
Total current assets	306,719,000	1,986,857,000	864,815,000
Non-current assets:
Property and equipment, net	77,178,000	499,946,000	418,886,000
Cloud infrastructure construction in progress			283,475,000
Intangible assets, net	1,682,000	10,898,000	10,321,000
Land use right, net			49,697,000
Long term investments	7,743,000	50,157,000	46,950,000
Deferred tax assets	1,755,000	11,368,000	980,000
Long term deposits and other non-current assets	9,168,000	59,390,000	56,084,000
Total non-current assets	97,526,000	631,759,000	866,393,000
TOTAL ASSETS	404,245,000	2,618,616,000	1,731,208,000
Current liabilities:
Short-term loan			60,000,000
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB245,336 and RMB202,223 (US$31,218) as of December 31, 2014 and 2015, respectively)	31,738,000	205,593,000	255,821,000
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB30,114 and RMB33,151 (US$5,118) as of December 31, 2014 and 2015, respectively)	6,899,000	44,690,000	45,016,000
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB73,900 and RMB 61,195 (US$9,447) as of December 31, 2014 and 2015, respectively)	11,796,000	76,409,000	411,803,000
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB10,435 and RMB6,884 (US$1,063) as of December 31, 2014 and 2015, respectively)	2,086,000	13,513,000	21,374,000
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB6,407 and RMB6,006 (US$927) as of December 31, 2014 and 2015, respectively)	1,750,000	11,337,000	11,739,000
Amounts due to related parties	3,000	18,000	18,000
Current portion of long term loan (including current portion of long term loan of the VIEs without recourse to the Company of nil and nil as of December 31, 2014 and 2015, respectively)	1,108,000	7,180,000	7,180,000
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of RMB13,118 and RMB69,918 (US$10,793) as of December 31, 2014 and 2015, respectively)	10,901,000	70,615,000	13,794,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB37,360 and RMB16,360 (US$2,526) as of December 31, 2014 and 2015, respectively)	2,526,000	16,360,000	37,360,000
Amount due to a subsidiary held for sale (including amount due to a subsidiary held for sale of the VIEs without recourse to the Company of nil and RMB297,935(US$45,993) as of December 31, 2014 and 2015, respectively)	49,328,000	319,536,000
Liabilities held for sale	156,604,000	1,014,449,000
Total current liabilities	274,739,000	1,779,700,000	864,105,000
Non-current liabilities:
Long-term loan	670,000	4,340,000	11,520,000
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to the Company of RMB19,657 and RMB104,213 (US$16,088) as of December 31, 2014 and 2015, respectively)	16,124,000	104,450,000	20,592,000
Deferred tax liabilities			44,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of nil and RMB8,439 (US$1,303) as of December 31, 2014 and 2015, respectively)	1,303,000	8,439,000
Total non-current liabilities	18,097,000	117,229,000	32,156,000
Total liabilities	$ 292,836,000	¥ 1,896,929,000	¥ 896,261,000
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 430,738,131 and 400,069,875 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 48,000	¥ 310,000	¥ 310,000
Additional paid-in capital	227,464,000	1,473,468,000	1,424,075,000
Treasury stock	(14,554,000)	(94,275,000)	(41,940,000)
Statutory reserves	205,000	1,326,000	1,326,000
Accumulated deficit	(102,428,000)	(663,506,000)	(550,610,000)
Accumulated other comprehensive income	603,000	3,903,000	1,786,000
Total ChinaCache International Holdings Ltd. shareholders' equity	111,338,000	721,226,000	834,947,000
Noncontrolling interests	71,000	461,000
Total shareholder's equity	111,409,000	721,687,000	834,947,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 404,245,000	¥ 2,618,616,000	¥ 1,731,208,000